Financial Instruments - Interest Rate Swaps (Detail) - Interest rate swaps [member] - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
0-1 year [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 449	$ 4,365
Fair value Liability	(6)	(142)
Second 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	458	405
Fair value Liability	(16)	(24)
Third 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	12,918	414
Fair value Liability	(492)	(20)
Fourth 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	2,294	12,770
Fair value Liability	$ (126)	(79)
Fair Value Asset		245
Fifth 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount		$ 3